7TWELVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.2%
	COMMODITY - 8.3%
69,100	First Trust Global Tactical Commodity Strategy	$ 1,964,513
61,900	GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	1,986,371
		3,950,884
	EQUITY - 58.3%
39,548	Fidelity MSCI Materials Index ETF	1,964,745
83,400	IndexIQ ETF Trust - IQ 50 Percent Hedged FTSE	1,968,340
12,851	Invesco S&P 500 Equal Weight ETF	2,026,731
33,936	iShares Core MSCI Emerging Markets ETF	1,885,145
7,295	iShares Core S&P Mid-Cap ETF	1,957,540
31,400	iShares Core US REIT ETF	2,030,010
49,109	iShares North American Natural Resources ETF	1,986,459
35,600	JPMorgan Diversified Return Emerging Markets Equity ETF	1,983,621
41,000	Vanguard FTSE Developed Markets ETF	1,969,230
13,286	Vanguard Mid-Cap Value ETF	1,988,516
18,705	Vanguard Real Estate ETF	2,027,061
4,878	Vanguard S&P 500 ETF	2,025,199
7,113	Vanguard Small-Cap Growth ETF	1,764,949
11,443	Vanguard Small-Cap Value ETF	2,013,281
		27,590,827
	FIXED INCOME - 29.6%
35,100	First Trust Enhanced Short Maturity ETF	2,089,502
41,700	First Trust Low Duration Opportunities ETF	2,041,215
17,978	iShares Core U.S. Aggregate Bond ETF	1,925,444
33,150	Schwab US TIPS ETF	2,012,537
69,837	SPDR Bloomberg Barclays Short Term International	2,032,955
39,038	Vanguard Short-Term Inflation-Protected Securities ETF	1,999,136
36,300	Vanguard Total International Bond ETF	1,903,572
		14,004,361

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,876,539)	45,546,072

7TWELVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 3.7%
MONEY MARKET FUNDS - 3.7%
1,742,318	First American Government Obligations Fund, Class X, 0.22% (Cost $1,742,318)(a)	$ 1,742,318

	TOTAL INVESTMENTS - 99.9% (Cost $36,618,857)	$ 47,288,390
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	66,139
	NET ASSETS - 100.0%	$ 47,354,529

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.